Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

5. Stock-Based Compensation

Stock Incentive Plan

On October 31, 2014, after the closing of the Merger, the Board approved the Company’s 2014 Omnibus Incentive Plan (the “2014 Plan”). The 2014 Plan initially reserved 3,200,000 shares for future grants. In October 2018, the Company increased the share reserve under the 2014 Plan to equal 10% of the number of issued and outstanding shares of common stock of the Company. The 2014 Plan authorizes the issuance of awards including stock options, stock appreciation rights, restricted stock, stock units and performance units to employees, directors, and consultants of the Company. As of March 31, 2020, the Company had 13,159,631 shares available for future grant under the 2014 Plan.

Stock Options

There was no option activity under the Company’s 2014 Plan during the three months ended March 31, 2020.

Restricted Stock Awards

There was no restricted stock award (“RSA”) activity under the Company’s 2014 Plan during the three months ended March 31, 2020.

Awards Granted Outside the 2014 Plan

Options

There was no option activity outside of the 2014 Plan during the three months ended March 31, 2020.

Restricted Stock Awards

The following is a summary of RSA activity outside of the Company’s 2014 Plan during the three months ended March 31, 2020:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2019	450,000	$0.19

Granted	—	—
Released	(450,000)	0.19
Unvested, March 31, 2020	—	$—

Stock-Based Compensation Expense

The Company recognizes compensation expense using the straight-line method over the requisite service period. For the three months ended March 31, 2020 and 2019, the Company recognized stock-based compensation expense of $64,142 and $171,493, respectively (including compensation expense for RSAs discussed above), which was recorded as a general and administrative expense in the Condensed Consolidated Statements of Comprehensive Loss. The total amount of unrecognized compensation cost was $248,264 as of March 31, 2020. This amount will be recognized over a weighted average period of 1.74 years.

6. Stock-Based Compensation

Stock Incentive Plan

On October 31, 2014, after the closing of the Merger, the Board approved the Company’s 2014 Omnibus Incentive Plan (the “2014 Plan”). The 2014 Plan initially reserved 3,200,000 shares for future grants. In October 2018, the Company increased the share reserve under the 2014 Plan to equal 10% of the number of issued and outstanding shares of common stock of the Company. The 2014 Plan authorizes the issuance of awards including stock options, stock appreciation rights, restricted stock, stock units and performance units to employees, directors, and consultants of the Company. As of December 31, 2019, the shares available for future grant under the 2014 Plan are as follows:

Shares Available for Grant
Available as of December 31, 2018	9,142,273
Share pool increase	4,898,750
Forfeited	153,125
Cancelled	196,875
Granted	(1,262,642)
Available as of December 31, 2019	13,128,381

Stock Options

Options granted under the 2014 Plan expire no later than ten years from the date of grant. Options granted under the 2014 Plan may be either incentive or non-qualified stock options. For incentive and non-qualified stock option grants, the option price shall be at least 100% of the fair value on the date of grants, as determined by the Company’s Board of Directors. If at any time the Company grants an option, and the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, the option price shall be at least 110% of the fair value and shall not be exercisable more than five years after the date of grant.

Options granted under the 2014 Plan may be immediately exercisable if permitted in the specific grant approved by the Board of Directors and, if exercised early may be subject to repurchase provisions. The shares issued generally vest over a period of one to five years from the date of grant.

The following is a summary of option activities under the Company’s 2014 Plan for the year ended December 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value*
Outstanding, December 31, 2018	2,405,000	$0.33	8.71

Granted	1,262,642	0.30
Cancelled	(196,875)	0.26
Forfeited	(153,125)	0.26
Outstanding, December 31, 2019	3,317,642	$0.33	8.34	$—
Exercisable, December 31, 2019	2,399,356	$0.34	7.84	$—
Vested and expected to vest, December 31, 2019	3,317,642	$0.33	8.34	$—

*The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at December 31, 2019 for those stock options for which the quoted market price was in excess of the exercise price (“in-the-money options”).

The weighted-average grant-date fair value of stock options granted for the years ended December 31, 2019 and 2018 was $0.22 and $0.30, respectively. The total fair value of the stock options that vested during the years ended December 31, 2019 and 2018 was $473,030 and $418,688, respectively.

The fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option-pricing model under the following assumptions:

	Year Ended December 31,
	2019	2018
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.49%	3.06—3.10%
Expected term (years)	5.65	5.27—5.58
Volatility	93.72%	70.00—93.60%

Restricted Stock Awards

There was no restricted stock award (“RSA”) activity under the Company’s 2014 Plan during the year ended December 31, 2019.

On February 28, 2018, in conjunction with the signing of the K2C separation agreement discussed in Note 11 below, Mr. Lykos’ RSAs amounting to 325,000 shares vested immediately resulting in a Type III award modification and a credit to stock compensation of $98,042 for the year ended December 31, 2018 due to a lower fair value of those shares as of the modification date.

On May 25, 2018, in conjunction with the signing of her separation agreement, the former Nemus CFO, Ms. Elizabeth Berecz’s RSA’s amounting to 350,000 shares vested immediately resulting in a Type III award modification and a credit to stock compensation of $97,183 for the year ended December 31, 2018 due to a lower fair value of those shares as of the modification date as compared to the fair value immediately prior to acceleration.

Awards Granted Outside the 2014 Plan

Options

There was no option activity outside of the 2014 Plan during the year ended December 31, 2019.

On May 25, 2018, the Company entered into Stock Option Agreement with Douglas Cesario, CFO, granting 1,195,073 stock options with an exercise price equal to $0.245 and a grant date fair value of $200,772 or $0.26 per share based on the following assumptions estimated on the date of grant using the Black-Scholes option-pricing model:

At Issuance
Dividend Yield	0.00%
Risk-free interest rate	2.79%
Expected term (in years)	5.54
Volatility	70%

The options vested 25% on July 23, 2018, and the remaining 75% will vest 1/33 on each of the next 33 months thereafter. Options will fully vest upon a triggering event, including a sale of the Company or a merger that results in a change of control. At December 31, 2019, these options have a remaining contractual life of 8.57 years. At December 31, 2019, 760,501 options are exercisable and have no intrinsic value. At December 31, 2019, 1,195,073 options are vested and are expected to vest and have no intrinsic value.

The total fair value of stock options that vested during the years ended December 31, 2019 and 2018 were $54,756 and $73,008, respectively.

Restricted Stock Awards

On January 18, 2018, the Company entered into Restricted Stock Agreements with each of Dr. Murphy, Elizabeth Berecz, CFO, and Cosmas N. Lykos, the Company’s Founder granting 900,000, 700,000, and 900,000 shares of restricted common stock, respectively, with a fair value of $475,000. These agreements were issued outside of the 2014 Omnibus Incentive Plan. The restricted stock vests in equal 50% installments on the first and second anniversaries of the grant date, subject to continued employment with the Company through the applicable vesting date. Each Restricted Stock Agreement provides that if an executive’s employment or service is terminated by the Company without cause, or is terminated by the grantee for good reason, then the executive shall be entitled to receive a cash severance payment equal to six months of their base compensation, payable in substantially equal installments during the six-month period following the separation along with accelerated vesting of all outstanding stock awards.

On February 28, 2018, in conjunction with the signing of the K2C separation agreement discussed in Note 8 below, Mr. Lykos’ Restricted stock awards amounting to 900,000 shares became immediately vested resulting in a Type III award modification and stock compensation expense of $216,000 for the year ended December 31, 2018, due to an increase in the fair value of the award immediately before and after the modification date.

On May 25, 2018, in conjunction with the signing of her separation agreement discussed above, the Company’s former CFO, Ms. Elizabeth Berecz’s Restricted stock awards amounting to 700,000 shares became immediately vested resulting in the recording of compensation expense of $184,800 for the year ended December 31, 2018, due to an increase in the fair value of the award immediately before and after the modification date.

The following is a summary of RSA activity outside of the Company’s 2014 Plan during the year ended December 31, 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2018	900,000	$0.19

Granted	—	—
Released	(450,000)	0.19
Unvested, December 31, 2019	450,000	$0.19

Stock-Based Compensation Expense

The Company recognizes stock-based compensation expense using the straight-line method over the requisite service period. For the years ended December 31, 2019 and 2018, the Company recognized stock-based compensation expense of $680,455 and $674,961, respectively (including compensation expense for RSAs discussed above), which was recorded as a general and administrative expense in the Consolidated Statements of Comprehensive Income (Loss). The total amount of unrecognized compensation cost was $312,405 as of December 31, 2019. This amount will be recognized over a weighted-average period of 2.07 years.